EXHIBIT 99.16

Edge Mortgage Advisory Company, LLC (“EDGEMAC”) Due Diligence Executive Summary

EXECUTIVE SUMMARY

Verus 2020-INV1

Description of the due diligence performed

Overview of the assets that were reviewed

Edge Mortgage Advisory Company, LLC (“EdgeMAC”) performed an independent third-party due diligence review of 118 business purpose loans originated by a correspondent lender and acquired by VMC Asset Pooler, LLC or its affiliates (the “Client”) . The loans were reviewed on behalf of such party or an affiliate of the Client, of which the review results disclosed to an affiliate of the Client by a reliance letter. The review was performed between January 2019 and February 2020.

Sampling of assets

EdgeMAC follows the nationally recognized statistical rating organizations, NRSRO(s), criteria. For all originators, EdgeMAC, LLC performed review on 100% of the loans. The loan population was 118 loans for an aggregate principal balance of $29,316,979.00.

The review was conducted in accordance with the following NRSRO(s) Third Party Due Diligence Criteria:

Identity of NRSRO	Title and Date of Criteria
S&P Global Ratings	Methodology And Assumptions For Rating U.S. RMBS Issued 2009 and Later, February 22, 2018
Kroll Bond Rating Agency, Inc.	U.S. RMBS Rating Methodology, July 6, 2016

Data integrity and methodology

If a loan level data tape is supplied, EdgeMAC performs a data integrity analysis on all loans in the sample by comparing the information supplied on the data tape against the validated data from the source documents in the loan file. All discrepancies are reported on the Final Tape Compare Report.

The data comparison consisted of the following data fields:

Data Comparison Fields
Amortization Term
Appraisal Date
Appraisal Value
Borrower Last Name
Borrower Self-Employed
Co Borrower 1 Self-Employed
Co Borrower 2 Self-Employed
Co-Borrower 3 Self-Employed
Doc Type
First Payment Date
First Rate Adjustment Date
FTHB Flag
Initial Rate Adjustment Period

Interest Only Flag
Interest Only Months
Interest Rate Initial Cap
Interest Rate Life Cap
Interest Rate Rate Change Frequency
Investor Qualifying DSCR
Investor Qualifying DTI
Lien Position
Loan Purpose
Loan Type
Margin
Maturity Date
MERS Min Number
Note Date
Number of Units
Occupancy Type
Original CLTV
Original Interest Rate
Original Loan Amount
Original LTV
Original P&I
Original Term
Prepayment Flag
Prepayment Term
Property City
Property State
Property Street Address
Property Type
Property Zip
QM Designation
Qualifying Credit Score
Sales Price
Second Appraisal Date
Second Appraisal Value

Underwriting Conformity

EdgeMAC performed a review of all loan files, as supplied by the Client, to determine whether the loans were originated in accordance with the Client’s underwriting guidelines, eligibility requirements, and applicable Policies & Procedures, noting any exceptions and compensating factors. The review included, where applicable, the following items:

Credit, Income, Assets and Employment

A.	Validate that the appropriate documentation was provided as required by guidelines for the Debt Service Coverage Ratio (DSCR) calculation, when required. Make a reasonable assessment of whether there are any indications that source documentation may be fraudulent.

B.	Review documentation, if applicable, for guarantor’s ownership and existence of business entity, as required by guidelines.
C.	Validate that borrowers and guarantors, individuals or business entities, meet borrower requirements as outline on the guidelines.
D.	Validate that assets used for qualification match the documentation in the file and the information used to calculate down payment, closing costs, and reserves meet program guideline requirements.
E.	Review exceptions, compensating factors and underwriter comments, if available.
F.	Review the loan approval against all supporting documentation and loan application to verify accuracy.
G.	Review the Final Loan application to ensure it is properly executed and that the subject property listed is accurate and does not match the borrower’s residence of record.
H.	Confirm that credit report(s) and verification of mortgage or rental history, when required, have been provided for all borrowers/guarantors, are consistent with loan approval, and meet guideline requirements. Verify whether any fraud alerts are listed on the credit reports and make a reasonable assessment of whether the borrower’s profile adheres to applicable guidelines.
I.	Review the loan file for inconsistencies based on information derived from source documentation provided in the loan file, for the purposes of identifying misrepresentations contained in the loan file, including with respect to occupancy and mortgage liabilities.

Occupancy, Taxes, Title and Insurance

A.	Review source documents for consistency with regard to subject property occupancy intent.
B.	Review the title report for possible judgments and other liens that may have existed upon origination, as well as chain of title, as required by guidelines.
C.	Verify and validate the file contains sufficient property insurance coverage as required by guidelines; confirm property insurance policy contains appropriate mortgagee clause. For subject properties located in a Special Flood Hazard Area where flood insurance is required, verify and validate the file contains sufficient flood insurance coverage as required by guidelines and that flood insurance policy contains appropriate mortgagee clause.
D.	Review property details on appraisal including a review for ineligible properties.
E.	Verify that Business Purpose Affidavit and Occupancy Affidavit were executed by the borrowers/guarantors and confirm that document addresses are consistent with subject property address and do not match the primary residence address.

Property Valuation Review

EdgeMAC performed a standard property valuation Desktop Review on all loans to ensure the original property valuation in the loan file supports the subject property and to determine whether there are any indicators of misrepresentation. The evaluation included the following components:

A.	Review the original appraisal report to ensure the valuation was performed by a licensed appraiser and in accordance with guidelines.
B.	Verify subject property type meets applicable guidelines.
C.	Note any exceptions to stated value or appraisal guidelines.
D.	Verify value used to calculate LTV/CLTV and note any deviations.
E.	Verify the appraisal report matches loan documents.
F.	Review additional valuation products in the file; if there is a 10% variance, Client is notified and an additional independent valuation product will be obtained.

Regulatory Compliance Review

Not Applicable for Business Purpose loans.

Document Review

EdgeMAC reviewed all mortgage loan files supplied and verified that the following documents, if applicable, were included in the file and that the data on the documents was consistent:

•	Final Application (1003)
•	Loan Approval and 1008
•	HUD1 from Sale of Previous Residence
•	Sales Contract
•	Mortgage/Deed of Trust
•	Note
•	Guaranty Agreement
•	Business Purpose Affidavit
•	Occupancy Affidavit
•	Lease Agreements
•	Asset Documentation
•	Credit Reports
•	Verification of Rent/Mortgage history
•	Appraisal Reports
•	Market Rent Survey (Form 1007)
•	Operating Income Statement (Form 216)
•	Title/Preliminary Title
•	Flood and Hazard Insurance Policies
•	Flood Certificates

Summary of findings and conclusions of review

Below provides the summary of the review findings:

Final Overall Grade Summary

Overall	# of Mortgage Loans	% of Mortgage Loans
A	88	74.58%
B	29	24.58%
C	1.85%
Total	118	100.00%

Credit Grade Summary

Credit	# of Mortgage Loans	% of Mortgage Loans
A	89	75.42%
B	29	24.58%
Total	118	100.00%

Property Grade Summary

Property	# of Mortgage Loans	% of Mortgage Loans
A	117	99.15%
C	1.85%
Total	118	100.00%

Exception Summary

Below provides a summary of the individual exceptions based on the general categories of Credit, Compliance, and Property.

Credit Exception Categories	Exception Count	Exception Grade C	Exception Grade B
Credit - General Underwriting Guideline Violation	24	0	24
Credit - Credit	12	0	12
Credit - Income and Assets	4	0	4
Total	40		40

Property Exception Categories	Exception Count	Exception Grade C	Exception Grade B
Property - Collateral	1	1	0
Total	1	1

Data Integrity Summary

The table below provides a summary of the data compare results:

Field Name	# of Discrepancies	% Accuracy
Amortization Term	12	89.83%
Appraisal Value	2	98.31%
Borrower First Name	0	100.00%
Borrower Last Name	0	100.00%
Borrower Self-Employed	3	97.46%
Borrower SSN	0	100.00%
Co Borrower 1 Self-Employed	0	100.00%
Co-Borrower 1 SSN	2	98.31%
Coborrower 1 First Name	4	96.61%
Coborrower 1 Last Name	4	96.61%
Doc Type	90	23.73%
First Payment Date	0	100.00%
First Rate Adjustment Date	0	100.00%
FTHB Flag	2	98.31%
Initial Rate Adjustment Period	0	100.00%
Interest Only Flag	0	100.00%
Interest Only Months	0	100.00%

Interest Rate Initial Cap	0	100.00%
Interest Rate Life Cap	0	100.00%
Interest Rate Periodic Cap	0	100.00%
Interest Rate Rate Change Frequency	0	100.00%
Interset Rate Life Floor	0	100.00%
Investor Qualifying DSCR	69	41.53%
Investor Qualifying DTI	0	100.00%
Lien Position	0	100.00%
Loan Purpose	1	99.15%
Loan Type	0	100.00%
Margin	0	100.00%
Maturity Date	0	100.00%
MERS Min Number	0	100.00%
Note Date	0	100.00%
Number of Units	1	99.16%
Occupancy Type	0	100.00%
Original CLTV	2	98.31%
Original Interest Rate	0	100.00%
Original Loan Amount	0	100.00%
Original LTV	1	99.15%
Original P&I	0	100.00%
Original Term	0	100.00%
Prepayment Flag	0	100.00%
Prepayment Term	0	100.00%
Property City	0	100.00%
Property State	0	100.00%
Property Street Address	0	100.00%
Property Type	3	97.46%
Property Zip	1	99.15%
QM Designation	0	100.00%
Qualifying Credit Score	1	99.15%
Sales Price	0	100.00%
Total	198	96.58%

General Loan Population Summary

Regulatory Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance
Business Purpose	118	100.00%	$29,316,979.00	100.00%
Total	118	100.00%	$29,316,979.00	100.00%

Property State	Loan Count	% of Loans	Original Balance	% of Balance
AZ	1.85%		$127,920.00	.44%
CA	15	12.71%	$3,964,750.00	13.52%
CT	2	1.69%	$382,400.00	1.30%
DC	2	1.69%	$1,175,000.00	4.01%
FL	30	25.42%	$6,009,125.00	20.50%
GA	1.85%		$116,000.00	.40%
HI	2	1.69%	$1,134,750.00	3.87%
IL	1.85%		$112,000.00	.38%
MA	3	2.54%	$723,250.00	2.47%
MD	3	2.54%	$709,750.00	2.42%
MI	1.85%		$180,000.00	.61%
MO	2	1.69%	$301,920.00	1.03%
NC	5	4.24%	$1,012,100.00	3.45%
NJ	11	9.32%	$2,616,200.00	8.92%
NV	4	3.39%	$709,000.00	2.42%
NY	12	10.17%	$4,444,850.00	15.16%
PA	3	2.54%	$493,600.00	1.68%
TN	1.85%		$135,025.00	.46%
TX	12	10.17%	$2,568,889.00	8.76%
VA	1.85%		$139,200.00	.47%
WA	5	4.24%	$2,181,250.00	7.44%
WI	1.85%		$80,000.00	.27%
Total	118	100.00%	$29,316,979.00	100.00%

Amortization Type	Loan Count	% of Loans	Original Balance	% of Balance
Adjustable	75	63.56%	$20,753,164.00	70.79%
Fixed	43	36.44%	$8,563,815.00	29.21%
Total	118	100.00%	$29,316,979.00	100.00%

Lien Position	Loan Count	% of Loans	Original Balance	% of Balance
1	118	100.00%	$29,316,979.00	100.00%
Total	118	100.00%	$29,316,979.00	100.00%

Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance
Purchase	57	48.31%	$12,394,379.00	42.28%
Refinance - cash out	46	38.98%	$13,074,950.00	44.60%
Refinance - rate and term	15	12.71%	$3,847,650.00	13.12%
Total	118	100.00%	$29,316,979.00	100.00%

Original Term	Loan Count	% of Loans	Original Balance	% of Balance
180	1.85%		$155,000.00	.53%
360	99	83.90%	$23,256,815.00	79.33%
480	18	15.25%	$5,905,164.00	20.14%
Total	118	100.00%	$29,316,979.00	100.00%

Originator Loan Designation	Loan Count	% of Loans	Original Balance	% of Balance
Not covered / exempt	118	100.00%	$29,316,979.00	100.00%
Total	118	100.00%	$29,316,979.00	100.00%

Property Type	Loan Count	% of Loans	Original Balance	% of Balance
2 Family	11	9.32%	$3,268,050.00	11.15%
3 Family	7	5.93%	$1,959,900.00	6.69%
4 Family	6	5.08%	$2,192,100.00	7.48%
Condo, High Rise (5+ stories)	5	4.24%	$879,300.00	3.00%
Low Rise Condo (4 or fewer stories)	12	10.17%	$2,120,650.00	7.23%
Mixed Use	1	0.85%	$227,500.00	0.78%
PUD (Planned Unit Development)	22	18.64%	$5,293,254.00	18.06%
Single Family Attached	1.85%		$242,000.00	.83%
Single Family Detached (non-PUD)	53	44.92%	$13,134,225.00	44.80%
Total	118	100.00%	$29,316,979.00	100.00%

Occupancy Type	Loan Count	% of Loans	Original Balance	% of Balance
Investment Property	118	100.00%	$29,316,979.00	100.00%
Total	118	100.00%	$29,316,979.00	100.00%

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